Provisions - Provisions (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Provisions - Text Details (Detail) [Line Items]
Non-current provisions	€ 1,788	€ 1,659
Total provisions	2,151	2,059
Current provisions	363	400
Legal proceedings provision [member]
Provisions - Text Details (Detail) [Line Items]
Non-current provisions	17	26
Total provisions	26	50
Current provisions	9	24
Miscellaneous other provisions [member]
Provisions - Text Details (Detail) [Line Items]
Non-current provisions	730	451
Total provisions	842	564
Current provisions	112	113
Other environment related provision [member]
Provisions - Text Details (Detail) [Line Items]
Non-current provisions	124	140
Total provisions	144	160
Current provisions	20	19
Post-employement benefit [Member]
Provisions - Text Details (Detail) [Line Items]
Non-current provisions	835	973
Total provisions	835	973
Restructuring provision [member]
Provisions - Text Details (Detail) [Line Items]
Non-current provisions	45	25
Total provisions	114	112
Current provisions	68	87
Warranty provision [member]
Provisions - Text Details (Detail) [Line Items]
Non-current provisions	37	44
Total provisions	190	201
Current provisions	€ 153	€ 157